Inventories (Details) - Schedule of real state work in progress - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Inventories (Details) - Schedule of real state work in progress [Line Items]
Real state work in progress	S/ 117,341	S/ 164,514
Los Parques de Comas [Member]
Inventories (Details) - Schedule of real state work in progress [Line Items]
Real state work in progress	63,213	66,114
Los Parques del Callao [Member]
Inventories (Details) - Schedule of real state work in progress [Line Items]
Real state work in progress	27,235	26,613
Los Parques del Mar [Member]
Inventories (Details) - Schedule of real state work in progress [Line Items]
Real state work in progress	20,044	44,683
Los Parques de Carabayllo III [Member]
Inventories (Details) - Schedule of real state work in progress [Line Items]
Real state work in progress		10,266
Los Parques de Piura [Member]
Inventories (Details) - Schedule of real state work in progress [Line Items]
Real state work in progress		9,514
Inmobiliaria Pezet 417 S.A.C. [Member]
Inventories (Details) - Schedule of real state work in progress [Line Items]
Real state work in progress		4,459
Others [Member]
Inventories (Details) - Schedule of real state work in progress [Line Items]
Real state work in progress	S/ 6,849	S/ 2,865